Other Current Assets - Summary of Other Current Assets (Detail)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Other Current Assets [Abstract]
Prepaid expenses	$ 4,751,640	¥ 33,079,966		¥ 68,691,524
Prepayments for vehicles				30,944,103
Inventory	1,280,642	8,915,574		128,014,636
Deposits in trust protection fund	10,380,153	72,264,547		50,276,500
Guarantee deposits held by Funding Partners	106,767,626	743,294,858		568,378,857
Receivables from third party payment service providers	66,941,869	466,035,906		821,217,132
Receivables from service providers	29,259,802	203,700,889		117,432,654
Other receivables from customers	10,839,626	75,463,305
Others	9,108,130	63,409,004		48,388,467
Total	239,329,488	1,666,164,049		1,833,343,873
Less: Allowance for other current assets	(3,915,652)	(27,259,988)		(15,121,668)
Other assets current	$ 235,413,836	¥ 1,638,904,061	¥ 1,817,088,275	¥ 1,818,222,205